Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax
Income Tax

Note 21. Income Tax

The income tax rate applicable to the Company is the French corporate income tax rate of 31%.

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Loss before tax	(33,014)	(30,218)	(33,619)
Theoretical tax rate	33.33%	31%	31%
Tax benefit at theoretical rate	11,004	9,368	10,422
Tax credits	1,435	1,330	2,373
Permanent differences	827	(21)	1,816
Other differences	(269)	(404)	(522)
Non recognition of deferred tax assets related to tax losses and temporary differences	(12,997)	(10,272)	(14,089)
Actual income tax benefit	—	—	—
of which
Current taxes	—	—	—
Deferred taxes	—	—	—
Effective tax rate	—	—	—

Tax credits mainly include the CIR, non‑taxable income, classified in other operating income (see Note 17,  “Revenues and other income”).

The Company faced a tax loss in the years ended December 31, 2020 and 2019. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Company’s business, no deferred tax assets were recognized in the financial statements as of December 31, 2020 nor as of December 31, 2019 and 2018.